                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F
                                13F COVER PAGE

       REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED: DECEMBER 31, 2011

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):
          [ ] is a restatement.
          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     BURGUNDY ASSET MANAGEMENT LTD.
Address:  181 BAY STREET, SUITE 4510
          BAY WELLINGTON TOWER, BROOKFIELD PLACE
          TORONTO, ONTARIO M5J 2T3

Form 13F File Number: 28-11129

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   KATHLEEN HARRIGAN
Title:  CHIEF COMPLIANCE OFFICER
Phone:  (416) 868-3592

Signature, Place, and Date of Signing:

/s/ Kathleen Harrigan  Toronto, Ontario Canada  February 10, 2012
---------------------  -----------------------  -----------------
 Kathleen Harrigan         [City, State]             [Date]

Report Type (Check only one.):

[X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reportingmanager(s).)

[_]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:[If there are no entries in this list, omit this section.]

Form 13F File Number 28-     Name
---------------------------  --------------------------------------
[Repeat as necessary.]

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       NONE

Form 13F Information Table Entry Total:  111

Form 13F Information Table Value Total:  3,997,197
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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
                                                       SHRS
NAME                      TITLE                        OR
OF                        OF                   VALUE   PRN     SH/  PUT/  INVESTMENT  OTHER           VOTING
ISSUER                    CLASS   CUSIP        (x1000) AMT     PRN  CALL  DISCRETION  MANAGERS       AUTHORITY
                                                                                                SOLE    SHARED  NONE
3M Co.                    COM     88579Y 10 1    34497  422085 SH           SOLE                 422085
Activision Blizzard Inc.  COM     00507V 10 9    29849 2422795 SH           SOLE                2422795
Altria Group Inc.         COM     02209S 10 3    19972  673595 SH           SOLE                 673595
Arbitron Inc.             COM     03875Q 10 8    22174  644418 SH           SOLE                 644418
Ares Capital Corp.        COM     04010L 10 3    56280 3642730 SH           SOLE                3642730
Arthur J. Gallagher & Co. COM     363576 10 9    45123 1349362 SH           SOLE                1349362
Artio Global Investors
Inc.                      COM     04315B 10 7     4725  968155 SH           SOLE                 968155
Bank of Montreal          COM     063671 10 1      824   15000 SH           SOLE                  15000
Bank of Nova Scotia       COM     064149 10 7   112126 2243393 SH           SOLE                2243393
Barrick Gold Corp.        COM     067901 10 8     1715   37800 SH           SOLE                  37800
Baxter International Inc. COM     071813 10 9    51564 1042116 SH           SOLE                1042116
Baytex Energy Corp.       COM     07317Q 10 5    10683  190700 SH           SOLE                 190700
BB&T Corp.                COM     054937 10 7    66237 2631584 SH           SOLE                2631584
Becton, Dickinson and Co. COM     075887 10 9    23964  320724 SH           SOLE                 320724
Berkshire Hathaway Inc.   CL A    084670 10 8    26279     229 SH           SOLE                    229
Berkshire Hathaway Inc.   CL B    084670 70 2     2010   26337 SH           SOLE                  26337
Bridgepoint Education
Inc.                      COM     10807M 10 5    38020 1653048 SH           SOLE                1653048
Brown & Brown Inc.        COM     115236 10 1    44962 1986827 SH           SOLE                1986827
Canadian National
Railway Co.               COM     136375 10 2    98259 1246783 SH           SOLE                1246783
Canadian Natural
Resources Ltd.            COM     136385 10 1   118880 3169105 SH           SOLE                3169105
Canadian Pacific Railway
Ltd.                      COM     13645T 10 0   117539 1732178 SH           SOLE                1732178
CareFusion Corp.          COM     14170T 10 1    37579 1478899 SH           SOLE                1478899
Cenovus Energy Inc.       COM     15135U 10 9   126052 3789394 SH           SOLE                3789394
Cisco Systems Inc.        COM     17275R 10 2    43769 2420868 SH           SOLE                2420868
Citigroup Inc.            COM     172967 42 4      658   25000 SH           SOLE                  25000
Corporate Executive
Board Co.                 COM     21988R 10 2    32228  845867 SH           SOLE                 845867
Dentsply International
Inc.                      COM     249030 10 7      504   14400 SH           SOLE                  14400
DFC Global Corp.          COM     23324T107      26128 1446726 SH           SOLE                1446726
Diamond Offshore
Drilling Inc.             COM     25271C 10 2    30708  555694 SH           SOLE                 555694
Dolby Laboratories Inc.   CL A    25659T 10 7    20760  680437 SH           SOLE                 680437
Dun & Bradstreet Corp.    COM     26483E 10 4     1356   18124 SH           SOLE                  18124
Eaton Vance Variable
Rate Income Trust         COM     278279 10 4     6149  432113 SH           SOLE                 432113
EchoStar Corp.            CL A    278768 10 6    40958 1955981 SH           SOLE                1955981
Enbridge Inc.             COM     29250N 10 5      390   10421 SH           SOLE                  10421
EnCana Corp.              COM     292505 10 4   128760 6932173 SH           SOLE                6932173
Equifax Inc.              COM     294429 10 5   117902 3043417 SH           SOLE                3043417
Expedia Inc.              COM     30212P 30 3    42236 1455408 SH           SOLE                1455408
FirstService Corp.        SUB
                          VTG SH  33761N 10 9    20521  774405 SH           SOLE                 774405
FXCM Inc.                 CL A    302693 10 6    32128 3295166 SH           SOLE                3295166
General Electric Co.      COM     369604 10 3      896   50000 SH           SOLE                  50000
Gladstone Investment
Corp.                     COM     376546 10 7    18002 2476147 SH           SOLE                2476147
Google Inc.               CL A    38259P 50 8    43414   67215 SH           SOLE                  67215
Graco Inc.                COM     384109 10 4    19747  482941 SH           SOLE                 482941
Harris Corp.              COM     413875 10 5    33506  929676 SH           SOLE                 929676
HCC Insurance Holdings
Inc.                      COM     404132 10 2    28393 1032457 SH           SOLE                1032457
Hilltop Holdings Inc.     COM     432748 10 1    34809 4119393 SH           SOLE                4119393
Home Depot Inc.           COM     437076 10 2      210    5000 SH           SOLE                   5000
Hospira Inc.              COM     441060 10 0    48385 1593173 SH           SOLE                1593173
Iconix Brand Group Inc.   COM     451055 10 7    51822 3181233 SH           SOLE                3181233
Imperial Oil Ltd.         COM     453038 40 8    71669 1605805 SH           SOLE                1605805
Insight Enterprises Inc.  COM     45765U 10 3    31219 2041806 SH           SOLE                2041806
iShares iBoxx High Yield
Corporate Bond ETF        COM     464288 51 3     6792   75953 SH           SOLE                  75953
Johnson & Johnson Inc.    COM     478160 10 4    48806  744228 SH           SOLE                 744228
Juniper Networks Inc.     COM     48203R 10 4    28778 1410009 SH           SOLE                1410009
Kayne Anderson Energy
Development Co.           COM     48660Q 10 2    18669  871965 SH           SOLE                 871965
Kraft Foods Inc.          COM     50075N 10 4      560   15000 SH           SOLE                  15000
Laboratory Corporation
of America Holdings       COM     50540R 40 9     1589   18481 SH           SOLE                  18481
Lender Processing
Services Inc.             COM     52602E 10 6    50075 3322840 SH           SOLE                3322840
LoJack Corp.              COM     539451 10 4      366  119221 SH           SOLE                 119221
M&T Bank Corp.            COM     55261F 10 4      246    3228 SH           SOLE                   3228
Madison Square Garden Co. COM     55826P 10 0    69574 2429255 SH           SOLE                2429255
Magna International Inc.  COM     559222 40 1    68840 2059125 SH           SOLE                2059125
MarketAxess Holdings Inc. COM     57060D 10 8    80517 2674084 SH           SOLE                2674084
Marriott Vacations
Worldwide Corp.           COM     57164Y 10 7    15021  875363 SH           SOLE                 875363
McCormick & Co., Inc.     COM     579780 20 6     2257   44759 SH           SOLE                  44759
McDonald's Corp.          COM     580135 10 1     2360   23525 SH           SOLE                  23525
McGraw-Hill Co., Inc.     COM     580645 10 9      403    8960 SH           SOLE                   8960
Medtronic Inc.            COM     585055 10 6    32604  852389 SH           SOLE                 852389
Merck & Co., Inc.         COM     58933Y 10 5     1206   31994 SH           SOLE                  31994
Microsoft Corp.           COM     594918 10 4    35330 1360947 SH           SOLE                1360947
Moody's Corp.             COM     615369 10 5     3816  113292 SH           SOLE                 113292
Morgan Stanley            COM     617446 44 8      298   19694 SH           SOLE                  19694
MSC Industrial Direct
Co., Inc.                 COM     553530 10 6    34810  486513 SH           SOLE                 486513
MSCI Inc.                 COM     55354G 10 0    24300  737925 SH           SOLE                 737925
Nexen Inc.                COM     65334H 10 2   105790 6637173 SH           SOLE                6637173
NGP Capital Resources Co. COM     62912R 10 7     9359 1301622 SH           SOLE                1301622
Northern Trust Corp.      COM     665859 10 4    38347  966903 SH           SOLE                 966903
Nutraceutical
International Corp.       COM     67060Y 10 1    11958 1056325 SH           SOLE                1056325
Occidental Petroleum
Corp.                     COM     674599 10 5    43227  461333 SH           SOLE                 461333
Omnicom Group Inc.        COM     681919 10 6     1155   25912 SH           SOLE                  25912
Oracle Corp.              COM     68389X 10 5    52889 2061934 SH           SOLE                2061934
Penske Auto Group Inc.    COM     70959W 10 3    48135 2500515 SH           SOLE                2500515
Penson Worldwide Inc.     COM     709600 10 0       78   67300 SH           SOLE                  67300
PepsiCo Inc.              COM     713448 10 8    57435  865635 SH           SOLE                 865635
Pfizer Inc.               COM     717081 10 3      505   23329 SH           SOLE                  23329
Philip Morris
International Inc.        COM     718172 10 9    48834  622251 SH           SOLE                 622251
Potash Corporation of
Saskatchewan Inc.         COM     73755L 10 7     1602   38700 SH           SOLE                  38700
Primerica Inc.            COM     74164M 10 8    61063 2627486 SH           SOLE                2627486
Qualcomm Inc.             COM     747525 10 3    27386  500650 SH           SOLE                 500650
Ritchie Bros.
Auctioneers Inc.          COM     767744 10 5   107244 4857072 SH           SOLE                4857072
Rogers Communications
Inc.                      CL B    775109 20 0    70980 1839153 SH           SOLE                1839153
Royal Bank of Canada      COM     780087 10 2   123158 2409613 SH           SOLE                2409613
Safeway Inc.              COM     786514 20 8    40583 1928871 SH           SOLE                1928871
Shaw Communications Inc.  CL B    82028K 20 0     1031   51794 SH           SOLE                  51794
Solera Holdings Inc.      COM     83421A 10 4    19550  438922 SH           SOLE                 438922
SPDR Barclays Capital
High Yield Bond ETF       COM     78464A 41 7     6582  171196 SH           SOLE                 171196
SS&C Technologies
Holdings Inc.             COM     78467J 10 0     7496  415061 SH           SOLE                 415061
Tech Data Corp.           COM     878237 10 6    40947  828725 SH           SOLE                 828725
Thomson Reuters Corp.     COM     884903 10 5   166551 6220435 SH           SOLE                6220435
Tim Hortons Inc.          COM     88706M 10 3    41296  850859 SH           SOLE                 850859
Time Warner Inc.          COM     887317 30 3      246    6800 SH           SOLE                   6800
Toronto-Dominion Bank     COM     891160 50 9   112250 1496369 SH           SOLE                1496369
TripAdvisor Inc.          COM     896945 20 1    36691 1455408 SH           SOLE                1455408
U.S. Concrete Inc.        COM     90333L 20 1       53   18161 SH           SOLE                  18161
U.S. Gold Corp.           COM     912023 20 7       34   10000 SH           SOLE                  10000
United Technologies Corp. COM     913017 10 9    30848  422059 SH           SOLE                 422059
Valassis Communications
Inc.                      COM     918866 10 4    25857 1344636 SH           SOLE                1344636
Viacom Inc.               CL A    92553P 10 2      575   10782 SH           SOLE                  10782
Visa Inc.                 COM     92826C 83 9    72960  718607 SH           SOLE                 718607
Wal-Mart Stores Inc.      COM     931142 10 3      956   16000 SH           SOLE                  16000
Western Union Co.         COM     959802 10 9    39788 2178982 SH           SOLE                2178982
                                  TOTAL        3997197                                 COUNT        111
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